Stock-Based Compensation (Performance Stock Unit Activity) (Narrative) (Details) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	4 years
Performance stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Total stock unit liability	$ 16,800,000	$ 31,300,000
Vesting period (years)	3 years
Unrecognized compensation cost related to unvested stock options granted	11,100,000
Unrecognized compensation cost, period of recognition, in years (years)	1 year 8 months 7 days
Fair market value on grant date	21,500,000
Employee stock purchase plan
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Percentage of capital stock (percentage)	5.00%
Investment authorized	5,000
Shares available for purchase by employees (shares)	3,600
Percent of fair market value, common stock purchased by employees (percentage)	85.00%
Cash received from employees who acquired shares under ESPP	7,300,000	7,200,000	7,400,000
Minimum
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	1 year
Minimum | Performance stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting percentage (percentage)	0.00%
Maximum
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	4 years
Maximum | Performance stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting percentage (percentage)	150.00%
Other Current Liabilities | Performance stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Current stock unit liability	9,000,000	18,900,000
Other Liabilities | Performance stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Noncurrent stock unit liability	$ 7,800,000	$ 12,400,000